Organization	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
American Realty Capital Properties, Inc. (the "Company" or "ARCP") is a Maryland corporation incorporated on December 2, 2010 that qualified as a real estate investment trust for U.S. federal income tax purposes beginning in the taxable year ended December 31, 2011. On September 6, 2011, the Company completed its initial public offering (the "IPO"). The Company's common stock trades on the NASDAQ Global Select Market ("NASDAQ") under the symbol "ARCP".
The Company is primarily in the business of acquiring, owning and operating single-tenant, freestanding commercial real estate properties. The Company focuses on investing in properties that are net leased to (i) credit tenants, which are generally large public companies with investment-grade ratings and other creditworthy tenants and (ii) governmental, quasi-governmental and not-for-profit entities. The Company's long-term business strategy is to acquire a diverse portfolio consisting of approximately 70% long-term leases and 30% medium-term leases, with an average portfolio remaining lease term of approximately 10 to 12 years. The Company considers properties that are leased on a "medium-term" basis to mean properties originally leased long-term (ten years or longer) that currently have a primary remaining lease duration of generally three to eight years, on average. The Company expects this investment strategy to provide for stable income from credit tenants and to provide for growth opportunities from re-leasing of current below market leases.
The Company has advanced its investment objectives by not only growing its net lease portfolio through organic acquisitions but also through strategic mergers and acquisitions. See Note 2 —Mergers and Acquisitions.
Substantially all of the Company's business is conducted through ARC Properties Operating Partnership, L.P., a Delaware limited partnership (the "OP"). The Company is the sole general partner and holder of 96.1% of the equity interests in the OP as of December 31, 2013. As of December 31, 2013, certain affiliates of the Company and certain unaffiliated investors are limited partners and owners of 3.3% and 0.6%, respectively, of the equity interests in the OP. Under the limited partnership agreement of the OP, after holding units of limited partner interests in the OP ("OP Units") for a period of one year, unless otherwise consented to by the Company, holders of OP Units have the right to redeem the OP Units for the cash value of a corresponding number of shares of the Company's common stock or, at the option of the Company, as general partner of the OP, a corresponding number of shares of the Company's common stock. The remaining rights of the holders of OP Units are limited and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.
During the year ended December 31, 2013, ARC Properties Advisors, LLC (the Company's "Former Manager"), a wholly owned subsidiary of AR Capital LLC ("ARC"), managed the Company's affairs on a day to day basis and, as a result, the Company was generally externally managed, with the exception of certain acquisition, accounting and portfolio management services performed by employees of the Company. In August 2013, the Company's board of directors determined that it was in the best interests of the Company and its stockholders to become self-managed, and the Company completed its transition to self-management on January 8, 2014 (see Note 23 — Subsequent Events). In connection with becoming self-managed, the Company terminated the management agreement with its Former Manager, entered into employment and incentive compensation arrangements with its executives and acquired from its Former Manager certain assets necessary for its operations.
On March 13, 2014, the Company announced a plan to spin off substantially all of its multi-tenant shopping center properties into a newly formed publicly traded entity expected to qualify as a REIT, American Realty Capital Centers, Inc., that will operate under the name "ARCenters" and that is expected to trade on The NASDAQ Global Market under the symbol "ARCM". The OP is expected to retain a 25% ownership stake of ARCM's outstanding shares of common stock. The spin-off is proposed to be effected through a pro rata taxable special distribution of one share of ARCenters common stock for every 10 shares of the Company's common stock and every 10 OP Units. The initial Form 10 registration statement relating to the spin-off was filed with the U.S. Securities and Exchange Commission ("SEC") on April 5, 2014, and the distribution is expected to be completed in the second quarter of 2014. The Company's board of directors has unanimously approved a plan to pursue the spin-off. The transaction is subject to certain conditions, including declaration by the SEC that ARCenters' registration statement is effective, filing and approval of ARCenters' listing application with The NASDAQ Global Market, customary third-party consents, and formal approval and declaration of the specified distribution by the Company's board of directors. The Company may, at any time and for any reason until the proposed transaction is complete, abandon the spin-off or modify or change its terms.
As discussed in Note 2 —Mergers and Acquisitions, on January 3, 2014, the Company acquired American Realty Capital Trust IV, Inc. ("ARCT IV"). The Company and ARCT IV, from inception to January 3, 2014, were considered to be entities under common control because the entities' advisors were wholly-owned subsidiaries of ARC. ARC and its related parties had ownership interests in the Company and ARCT IV through the ownership of shares of common stock and other equity interests. In addition, the advisors of both entities were contractually eligible to receive potential fees for their services from both of the companies, including asset management fees, incentive fees and other fees and had continued to receive fees from the Company prior to the Company's transition to self-management, which was completed on January 8, 2014. Due to the significance of these fees, the entities' advisors and ultimately ARC were determined to have a significant economic interest in both companies, in addition to having the power to direct the activities of the companies through advisory/management agreements, which qualified them as affiliated companies under common control in accordance with U.S. GAAP. Accordingly, these financial statements have been re-cast in applying the carryover basis of accounting to include ARCT IV.